Share-based Compensation	12 Months Ended
Dec. 31, 2025
Disclosure of Share Based Payment Arrangements [Abstract]
Share-based Compensation
26.	SHARE-BASED COMPENSATION
Certain members of the management team of the Company, as well as the Board of Directors of the Company participate in share-based compensation plans.
Management Long-term incentive plan
On January 1, 2023, January 1, 2024, January 1, 2025, August 28, 2025 and November 28, 2025 Performance Share Units (PSUs) were granted to certain members of management for the 2023, 2024 and 2025 grant years. The Company’s 2023 and 2024 plan is cash-settled share-based payment plan. During the year, the Company made a prospective change to its share-based compensation plan. The 2025 plan will now be either cash-settled, share-settled or combination of both, at the Company’s discretion. The 2025 plan is accounted for as an equity-settled share-based payment plan. Performance Share Units represent the right to receive payments linked to BGSI’s share value, conditional upon the achievement of one or more objective performance goals. The dividend rate declared by BGSI on issued and outstanding shares of the Company is also applied to the Performance Share Units. The dividend amount on the PSUs is converted into additional PSUs based on the market value of the Company’s shares at the time of the dividend. These additional PSUs vest at the same time as the PSUs that the dividend rate was applied on.
The 2023, 2024, and 2025 awards granted include market and
non-market
performance conditions. Under the 2023 and 2024 cash-settled plan, the impact of market and non-market
performance conditions are recognized through the adjustment of the award that is expected to vest. At the end of each reporting period, BGSI re-assesses
its estimates of the number of Performance Share Units that are expected to vest and recognizes the impact of the revision to compensation expense in earnings over the vesting period.
Under the 2025 equity-settled plan, shares awarded to employees in terms of the PSUs are measured at the fair market value at grant date using, where applicable, an appropriate valuation model. The cost is recognized in compensation expenses with a corresponding increase in equity over the period in which the service and, where applicable, the performance conditions are fulfilled.
On January 1, 2023, January 1, 2024, and January 1, 2025 Restricted Share Units were granted to certain members of management for the 2023, 2024 and 2025 grant years. Restricted Share Units are valued by reference to share value from date of grant to the date of vesting and will settle over a one to three-year period. Units related to the 2023 and 2024 grant years will be cash-settled, and for the 2025 year will either be cash-settled, share-settled or combination of both, subject to the terms of the plan. The 2025 plan is accounted for as an equity-settled share-based payment plan. The dividend rate declared by BGSI on issued and outstanding shares of the Company is also applied to the Restricted Share Units. The dividend amount on the Restricted Share Units is converted into additional Restricted Share Units based on the market value of the Company’s shares at the time of the dividend. These additional Restricted Share Units vest at the same time as the Restricted Share Units that the dividend rate was applied on.
Directors Deferred Share Unit Plan
A Directors Deferred Share Unit Plan (“DSU”) is administered through BGSI and requires independent Directors to receive at least 60% of their Director compensation in the form of deferred shares, which are essentially notional shares of BGSI and are redeemable for cash on termination. Directors may elect to receive up to 100% of their Director compensation in the form of deferred shares. The number of deferred shares to which a Director is entitled will be adjusted for the payment of dividends.

The fair value of each outstanding Director Deferred Share Unit is estim
ated based on the fair market value of BGSI’s shares at the grant date, subsequently adjusted for additional shares granted based on the reinvestment of notional dividends and the market value of the shares at the end of each reporting period.